Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Finance Leases:
Property and equipment, at cost	$ 9,734	$ 7,233
Accumulated depreciation	(5,183)	(4,210)
Property and equipment, net	$ 4,551	$ 3,023
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Property and equipment, net	Property and equipment, net
Other accrued liabilities	$ 1,915	$ 1,369
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other accrued liabilities	Other accrued liabilities
Other liabilities	$ 2,682	$ 1,770
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other liabilities	Other liabilities
Total finance lease liabilities	$ 4,597	$ 3,139
Weighted average remaining lease terms:
Operating leases	7 years 10 months 24 days	7 years
Finance leases	2 years 8 months 12 days	2 years 7 months 6 days
Weighted average discount rate:
Operating leases	6.00%	5.90%
Finance leases	5.40%	5.70%